Transfers of financial assets	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Transfers of financial assets
40 Transfers of financial assets
Transfers of financial assets occur when Aegon transfers contractual rights to receive cash flows of financial assets or when Aegon retains the contractual right to receive the cash flows of the transferred financial asset but assumes a contractual obligation to pay those cash flows to one or more recipients under that arrangement.
In the normal course of business, Aegon is involved in the following transactions:
●	Transferred financial assets that are not derecognized in their entirety:
°	Securities lending, whereby Aegon legally (but not economically) transfers assets and receives cash and non-cash
collateral. The transferred assets are not derecognized. The obligation to repay the cash collateral is recognized as a liability. The non-cash
collateral is not recognized in the statement of financial position; and

°	Repurchase activities, whereby Aegon receives cash for the transferred assets. The financial assets are legally (but not economically) transferred but are not derecognized. The obligation to repay the cash received is recognized as a liability.
●	Transferred financial assets that are derecognized in their entirety and Aegon does not have a continuing involvement (normal sale);
●	Transferred financial assets that are derecognized in their entirety, but where Aegon has a continuing involvement;
●	Collateral accepted in the case of securities lending, reverse repurchase agreement, and derivative transactions; and
●	Collateral pledged in the case of (contingent) liabilities, repurchase agreements, securities borrowing, and derivative transactions.
The following disclosures provide details for transferred financial assets that are not derecognized in their entirety, transferred financial assets that are derecognized in their entirety, but where Aegon has continuing involvement, and assets have been accepted and pledged as collateral.
40.1 Transferred financial assets that have not been derecognized in their entirety
The following table presents the carrying amount of financial assets that have been transferred to another party in such a way that part or all the transferred financial assets do not qualify for derecognition. It also presents the carrying amounts of the associated liabilities.

			2025			2024

	FVOCI	FVPL		FVOCI	FVPL

	Debt securities	Debt securities	Investments - Policyholder risk	Debt securities	Debt securities	Investments - Policyholder risk

Carrying amount of transferred assets	1,629	1	88	1,628	1	39
Carrying amount of associated liabilities	1,677	-	-	1,897	1	-
In transactions in which the Group neither retains nor transfers substantially all the risks and rewards of ownership of a financial asset and it retains control over the asset, the Group continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.
Securities lending and repurchase activities
The table above includes financial assets that have been transferred to another party under securities lending and repurchase activities.
Aegon retains substantially all of the risks and rewards associated with the transferred assets, including credit risk, settlement risk, country risk, and market risk. The assets are transferred in return for cash collateral or other financial assets.
Non-cash
collateral is not recognized in the statement of financial position. Cash collateral is recorded on the statement of financial position as an asset, and an offsetting liability is recognized for the same amount, as Aegon is obligated to return it upon termination of the lending arrangement. Cash collateral is usually invested in pre-designated
high-quality investments. The sum of cash and
non-cash
collateral is typically greater than the market value of the related securities loaned. See note
40.3 Assets accepted
and note
40.4 Assets pledged
for an analysis of collateral accepted and pledged in relation to securities lending and repurchase agreements.
40.2 Transferred financial assets that are derecognized in their entirety, but where Aegon has continuing involvement
Aegon has no transferred financial assets with continuing involvement that are derecognized in their entirety as per year-end
2025 and
year-end
2024.
40.3 Assets accepted
Aegon receives collateral for securities lending, reverse repurchase activities, and derivative transactions.
Non-cash
collateral is not recognized in the statement of financial position. To the extent that cash is paid for reverse repurchase agreements, a receivable is recognized for the corresponding amount.
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2025	2024
Carrying amount of transferred financial assets	1,718	1,668

Fair value of cash collateral received	1,677	1,898

Fair value of non-cash collateral received	92	41

Net exposure	(51)	(271)

Reverse repurchase agreements	2025	2024
Cash paid for reverse repurchase agreements	289	324

Fair value of non-cash collateral received	311	343

Net exposure	(22)	(20)
The above items are conducted under terms that are usual and customary for standard securities lending activities, as well as requirements set by exchanges where the bank acts as an intermediary.
For 2024 and 2025, there is no
Non-cash
collateral that can be sold or repledged in the absence of default, and no
Non-cash
collateral has been sold or transferred.
In addition, Aegon can receive collateral on derivative transactions. The credit support agreement will typically specify the threshold at which collateral must be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter
derivative trades, comprised mostly of interest rate swaps, currency swaps, and credit swaps. See the credit risk section in note
4 Financial risks
for details on collateral received for derivative transactions.
40.4 Assets pledged
Aegon pledges assets that are on its statement of financial position in securities borrowing transactions, in repurchase transactions, in derivative transactions, and against long-term borrowings. In addition, to trade derivatives across various exchanges, Aegon posts margin as collateral.
These transactions are conducted under terms that are usual and customary for standard long-term borrowing, derivative, and securities borrowing activities, as well as requirements set by exchanges where the bank acts as intermediary.
Non-cash
financial assets that are borrowed or purchased under agreement to resell are not recognized in the statement of financial position.
To the extent that cash collateral is paid, a receivable is recognized for the corresponding amount. If other non-cash
financial assets are given as collateral, these are not derecognized.
The following tables present the carrying amounts of collateral pledged and the corresponding contingent liabilities.

	2025	2024
Assets pledged for general account and contingent liabilities	Aegon risk	Aegon risk
Contingent liabilities	1,180	2,143

Collateral pledged	3,762	4,282

Net exposure	(2,581)	(2,139)
For 2025 and 2024, there is no
Non-cash
collateral that can be sold or repledged by the counterparty; no Assets pledged for repurchase agreements; no Cash collateral that can be sold or repledged by the counterparty.
To trade derivatives on the various exchanges, Aegon posts margin as collateral. The amount of collateral pledged for derivative transactions was EUR 2.0 billion (2024: EUR 2.8 billion).